Distribution Date:	12/12/25	Deutsche Mortgage & Asset Receiving Corporation
Determination Date:	12/08/25
Next Distribution Date:	01/12/26
Record Date:	11/28/25	CD 2016-CD2 Mortgage Trust
Series 2016-CD2

Update to September 2025 Allocations and Reporting

The Master Servicer has restated the September 2025 reporting due to a reallocation of the realized loss for 229 West 43rd St.

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5-6
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Exchangeable Certificate Factor Detail	7
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Additional Information	8	Special Servicer	KeyBank National Association
Bond / Collateral Reconciliation - Cash Flows	9		Attention: Mike Jenkins	(913) 317-4875	KeyBank_Notices@KeyBank.com
Bond / Collateral Reconciliation - Balances	10		11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Current Mortgage Loan and Property Stratification	11-15	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Mortgage Loan Detail (Part 1)	16-17
			David Rodgers	(212) 230-9090
Mortgage Loan Detail (Part 2)	18-19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Principal Prepayment Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	22				trustadministrationgroup@computershare.com
Collateral Stratification and Historical Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	24	Controlling Class Rep.	Och-Ziff Capital Investments, L.L.C.
Specially Serviced Loan Detail - Part 2	25		-
Modified Loan Detail	26
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	27
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	28
			1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12515ABA7	1.848000%	17,465,263.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12515ABB5	3.037000%	69,061,053.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12515ABC3	3.348000%	34,742,105.00	11,299,835.70	0.00	31,526.54	0.00	0.00	31,526.54	11,299,835.70	27.78%	30.00%
A-3	12515ABD1	3.248000%	252,631,579.00	239,074,224.52	0.00	647,094.23	0.00	0.00	647,094.23	239,074,224.52	27.78%	30.00%
A-4	12515ABE9	3.526000%	308,873,684.00	308,873,684.00	0.00	907,573.84	0.00	0.00	907,573.84	308,873,684.00	27.78%	30.00%
A-M	12515ABG4	3.668000%	39,015,789.00	39,015,789.00	0.00	119,258.26	0.00	0.00	119,258.26	39,015,789.00	22.74%	26.00%
B	12515ABH2	3.879000%	76,811,579.00	76,811,579.00	0.00	248,293.43	0.00	0.00	248,293.43	76,811,579.00	12.82%	18.13%
C	12515ABJ8	3.972104%	42,673,684.00	42,673,684.00	0.00	111,926.51	0.00	0.00	111,926.51	42,673,684.00	7.31%	13.75%
D	12515AAN0	2.722104%	57,304,211.00	57,102,841.29	0.00	0.00	0.00	529,565.00	0.00	56,573,276.29	0.00%	7.88%
E	12515AAQ3	2.750000%	28,043,158.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	5.00%
F	12515AAS9	2.750000%	10,972,632.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	3.88%
G	12515AAU4	2.750000%	37,797,120.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	12515AAW0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12515AAY6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			975,391,857.00	774,851,637.51	0.00	2,065,672.81	0.00	529,565.00	2,065,672.81	774,322,072.51

X-A	12515ABF6	0.551298%	721,789,473.00	598,263,533.22	0.00	274,851.48	0.00	0.00	274,851.48	598,263,533.22
X-B	12515AAA8	0.093104%	76,811,579.00	76,811,579.00	0.00	5,959.58	0.00	0.00	5,959.58	76,811,579.00
X-D	12515AAE0	1.250000%	57,304,211.00	57,102,841.29	0.00	59,482.13	0.00	0.00	59,482.13	56,573,276.29
X-E	12515AAG5	3.972104%	28,043,158.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-F	12515AAJ9	3.972104%	10,972,632.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-G	12515AAL4	3.972104%	37,797,120.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			932,718,173.00	732,177,953.51	0.00	340,293.19	0.00	0.00	340,293.19	731,648,388.51

Deal Distribution Total					0.00	2,405,966.00	0.00	529,565.00	2,405,966.00

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12515ABA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12515ABB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12515ABC3	325.24902276	0.00000000	0.90744473	0.00000000	0.00000000	0.00000000	0.00000000	0.90744473	325.24902276
A-3	12515ABD1	946.33547186	0.00000000	2.56141466	0.00000000	0.00000000	0.00000000	0.00000000	2.56141466	946.33547186
A-4	12515ABE9	1,000.00000000	0.00000000	2.93833333	0.00000000	0.00000000	0.00000000	0.00000000	2.93833333	1,000.00000000
A-M	12515ABG4	1,000.00000000	0.00000000	3.05666662	0.00000000	0.00000000	0.00000000	0.00000000	3.05666662	1,000.00000000
B	12515ABH2	1,000.00000000	0.00000000	3.23250001	0.00000000	0.00000000	0.00000000	0.00000000	3.23250001	1,000.00000000
C	12515ABJ8	1,000.00000000	0.00000000	2.62284620	0.68724088	14.79536686	0.00000000	0.00000000	2.62284620	1,000.00000000
D	12515AAN0	996.48595266	0.00000000	0.00000000	2.26044906	62.77049954	0.00000000	9.24129293	0.00000000	987.24465973
E	12515AAQ3	0.00000000	0.00000000	0.00000000	0.00000000	130.71665360	0.00000000	0.00000000	0.00000000	0.00000000
F	12515AAS9	0.00000000	0.00000000	0.00000000	0.00000000	130.62502597	0.00000000	0.00000000	0.00000000	0.00000000
G	12515AAU4	0.00000000	0.00000000	0.00000000	0.00000000	132.17980285	0.00000000	0.00000000	0.00000000	0.00000000
S	12515AAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12515AAY6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12515ABF6	828.86153872	0.00000000	0.38079175	0.00000000	0.00000000	0.00000000	0.00000000	0.38079175	828.86153872
X-B	12515AAA8	1,000.00000000	0.00000000	0.07758700	0.00000000	0.00000000	0.00000000	0.00000000	0.07758700	1,000.00000000
X-D	12515AAE0	996.48595266	0.00000000	1.03800626	0.00000000	0.00000000	0.00000000	0.00000000	1.03800626	987.24465973
X-E	12515AAG5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-F	12515AAJ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-G	12515AAL4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	11/01/25 - 11/30/25	30	0.00	31,526.54	0.00	31,526.54	0.00	0.00	0.00	31,526.54	0.00
A-3	11/01/25 - 11/30/25	30	0.00	647,094.23	0.00	647,094.23	0.00	0.00	0.00	647,094.23	0.00
A-4	11/01/25 - 11/30/25	30	0.00	907,573.84	0.00	907,573.84	0.00	0.00	0.00	907,573.84	0.00
X-A	11/01/25 - 11/30/25	30	0.00	274,851.48	0.00	274,851.48	0.00	0.00	0.00	274,851.48	0.00
A-M	11/01/25 - 11/30/25	30	0.00	119,258.26	0.00	119,258.26	0.00	0.00	0.00	119,258.26	0.00
X-B	11/01/25 - 11/30/25	30	0.00	5,959.58	0.00	5,959.58	0.00	0.00	0.00	5,959.58	0.00
X-D	11/01/25 - 11/30/25	30	0.00	59,482.13	0.00	59,482.13	0.00	0.00	0.00	59,482.13	0.00
X-E	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-F	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-G	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	11/01/25 - 11/30/25	30	0.00	248,293.43	0.00	248,293.43	0.00	0.00	0.00	248,293.43	0.00
C	11/01/25 - 11/30/25	30	602,045.71	141,253.61	0.00	141,253.61	29,327.10	0.00	0.00	111,926.51	631,372.81
D	11/01/25 - 11/30/25	30	3,467,480.70	129,533.25	0.00	129,533.25	129,533.25	0.00	0.00	0.00	3,597,013.95
E	N/A	N/A	3,665,707.77	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3,665,707.77
F	N/A	N/A	1,433,300.34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,433,300.34
G	N/A	N/A	4,996,015.87	0.00	0.00	0.00	0.00	0.00	0.00	0.00	4,996,015.87
Totals			14,164,550.39	2,564,826.35	0.00	2,564,826.35	158,860.35	0.00	0.00	2,405,966.00	14,323,410.74

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-1 (Cert)	12515ABA7	N/A	16,592,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-1 (EC)	N/A	N/A	873,263.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2 (Cert)	12515ABB5	N/A	65,608,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2 (EC)	N/A	N/A	3,453,053.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB (Cert)	12515ABC3	3.348000%	33,005,000.00	10,734,844.00	0.00	29,950.21	0.00	0.00	29,950.21	10,734,844.00
A-SB (EC)	N/A	3.348000%	1,737,105.00	564,991.70	0.00	1,576.33	0.00	0.00	1,576.33	564,991.70
A-3 (Cert)	12515ABD1	3.248000%	240,000,000.00	227,120,513.25	0.00	614,739.52	0.00	0.00	614,739.52	227,120,513.25
A-3 (EC)	N/A	3.248000%	12,631,579.00	11,953,711.27	0.00	32,354.71	0.00	0.00	32,354.71	11,953,711.27
A-4 (Cert)	12515ABE9	3.526000%	293,430,000.00	293,430,000.00	0.00	862,195.15	0.00	0.00	862,195.15	293,430,000.00
A-4 (EC)	N/A	3.526000%	15,443,684.00	15,443,684.00	0.00	45,378.69	0.00	0.00	45,378.69	15,443,684.00
X-A (Cert)	12515ABF6	0.551298%	685,700,000.00	568,350,357.24	0.00	261,108.91	0.00	0.00	261,108.91	568,350,357.24
X-A (EC)	N/A	0.551298%	36,089,473.00	29,913,175.98	0.00	13,742.57	0.00	0.00	13,742.57	29,913,175.98
A-M (Cert)	12515ABG4	3.668000%	37,065,000.00	37,065,000.00	0.00	113,295.35	0.00	0.00	113,295.35	37,065,000.00
A-M (EC)	N/A	3.668000%	1,950,789.00	1,950,789.00	0.00	5,962.91	0.00	0.00	5,962.91	1,950,789.00
X-B (Cert)	12515AAA8	0.093104%	72,971,000.00	72,971,000.00	0.00	5,661.60	0.00	0.00	5,661.60	72,971,000.00
X-B (EC)	N/A	0.093104%	3,840,579.00	3,840,579.00	0.00	297.98	0.00	0.00	297.98	3,840,579.00
X-D (Cert)	12515AAE0	1.250000%	54,439,000.00	54,247,698.78	0.00	56,508.02	0.00	0.00	56,508.02	53,744,612.03
X-D (EC)	N/A	1.250000%	2,865,211.00	2,855,142.51	0.00	2,974.11	0.00	0.00	2,974.11	2,828,664.26
X-E (Cert)	12515AAG5	N/A	26,641,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E (EC)	N/A	N/A	1,402,158.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-F (Cert)	12515AAJ9	N/A	10,424,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-F (EC)	N/A	N/A	548,632.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-G (Cert)	12515AAL4	N/A	35,907,264.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-G (EC)	N/A	N/A	1,889,856.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12515ABH2	3.879000%	72,971,000.00	72,971,000.00	0.00	235,878.76	0.00	0.00	235,878.76	72,971,000.00
B (EC)	N/A	3.879000%	3,840,579.00	3,840,579.00	0.00	12,414.67	0.00	0.00	12,414.67	3,840,579.00
C (Cert)	12515ABJ8	3.972104%	40,540,000.00	40,540,000.00	0.00	106,330.18	0.00	0.00	106,330.18	40,540,000.00
C (EC)	N/A	3.972104%	2,133,684.00	2,133,684.00	0.00	5,596.32	0.00	0.00	5,596.32	2,133,684.00
D (Cert)	12515AAN0	2.722104%	54,439,000.00	54,247,698.78	0.00	0.00	0.00	503,086.75	0.00	53,744,612.03
D (EC)	N/A	2.722104%	2,865,211.00	2,855,142.51	0.00	0.00	0.00	26,478.25	0.00	2,828,664.26
E (Cert)	12515AAQ3	N/A	26,641,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E (EC)	N/A	N/A	1,402,158.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F (Cert)	12515AAS9	N/A	10,424,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F (EC)	N/A	N/A	548,632.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
G (Cert)	12515AAU4	N/A	35,907,264.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
G (EC)	N/A	N/A	1,889,856.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
S (Cert)	12515AAW0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
S (EC)	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			1,908,110,030.00	1,507,029,591.02	0.00	2,405,965.99	0.00	529,565.00	2,405,965.99	1,505,970,461.02
								Exchangeable Certificate Detail continued to next page
Exchangeable Certificate Details
V1-A	12515ABK5	3.972104%	10,927,942.00	9,057,751.08	0.00	29,981.94	0.00	0.00	29,981.94	9,057,751.08
V1-B	12515ABL3	3.972104%	1,162,932.00	1,162,932.00	0.00	3,849.41	0.00	0.00	3,849.41	1,162,932.00
V1-C	12515ABW9	3.972104%	646,082.00	646,082.00	0.00	1,694.57	0.00	0.00	1,694.57	646,082.00
V1-D	12515ABQ2	3.972104%	867,589.00	864,540.25	0.00	900.56	0.00	8,017.64	900.56	856,522.61
V1-E	12515ABS8	N/A	1,162,952.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V2	12515ABU3	3.972104%	34,002,096.00	27,011,276.16	0.00	83,871.81	0.00	18,460.61	83,871.81	26,992,815.55
Exchangeable Certificates Total			48,769,593.00	38,742,581.49	0.00	120,298.29	0.00	26,478.25	120,298.29	38,716,103.24

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
V1-A	12515ABK5	828.86156241	0.00000000	2.74360351	0.00000000	0.00000000	0.00000000	0.00000000	2.74360351	828.86156241
V1-B	12515ABL3	1,000.00000000	0.00000000	3.31009036	0.00000000	0.00000000	0.00000000	0.00000000	3.31009036	1,000.00000000
V1-C	12515ABW9	1,000.00000000	0.00000000	2.62284044	0.68723475	14.79538201	0.00000000	0.00000000	2.62284044	1,000.00000000
V1-D	12515ABQ2	996.48595130	0.00000000	1.03800302	2.26044821	62.77049386	0.00000000	9.24128821	1.03800302	987.24466308
V1-E	12515ABS8	0.00000000	0.00000000	0.00000000	0.00000000	131.42360992	0.00000000	0.00000000	0.00000000	0.00000000
V2	12515ABU3	794.40032638	0.00000000	2.46666588	0.16286819	14.68477855	0.00000000	0.54292565	2.46666588	793.85740073

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 30

	Additional Information
Total Available Distribution Amount (1)	2,405,966.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,575,668.05	Master Servicing Fee	4,689.98
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,036.26
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	322.85
ARD Interest	0.00	Operating Advisor Fee	1,502.59
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,575,668.05	Total Fees	10,841.68

Principal		Expenses/Reimbursements
Scheduled Principal	529,565.00	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	55,792.19
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	11,639.24
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	1,112,410.20
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	(491,416.28)
Total Principal Collected	529,565.00	Total Expenses/Reimbursements	688,425.35

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,405,966.00
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	0.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,405,966.00
Total Funds Collected	3,105,233.05	Total Funds Distributed	3,105,233.03

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	774,851,637.51	774,851,637.51	Beginning Certificate Balance	774,851,637.51
(-) Scheduled Principal Collections	529,565.00	529,565.00	(-) Principal Distributions	0.00
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	529,565.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	529,565.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	774,322,072.51	774,322,072.51	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	776,292,806.75	776,292,806.75	Ending Certificate Balance	774,322,072.51
Ending Actual Collateral Balance	775,839,492.23	775,839,492.23

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.97%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 10 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	63,607,778.41	8.21%	8	3.9113	NAP	Defeased	4	63,607,778.41	8.21%	8	3.9113	NAP
7,499,999 or less	4	22,094,480.79	2.85%	9	4.3359	1.759601	1.39 or less	5	78,189,040.62	10.10%	10	3.8277	0.791821
7,500,000 to 14,999,999	5	48,533,473.54	6.27%	8	4.1162	2.291138	1.40 to 1.44	3	108,877,216.15	14.06%	1	4.4444	1.438881
15,000,000 to 24,999,999	6	113,443,307.89	14.65%	7	4.3733	2.076284	1.45 to 1.54	2	64,987,082.92	8.39%	10	3.6383	1.521367
25,000,000 to 49,999,999	8	316,643,031.88	40.89%	8	4.0628	2.120849	1.55 to 1.99	3	153,576,563.07	19.83%	10	4.2219	1.652318
50,000,000 to 74,999,999	2	110,000,000.00	14.21%	9	3.2417	2.856700	2.00 to 2.49	5	92,084,391.34	11.89%	11	3.9946	2.271188
75,000,000 or greater	1	100,000,000.00	12.91%	11	4.0500	1.628000	2.50 to 2.99	3	45,000,000.00	5.81%	2	4.2090	2.940000
Totals	30	774,322,072.51	100.00%	8	3.9887	2.176277	3.00 or greater	5	168,000,000.00	21.70%	10	3.6576	3.699782
							Totals	30	774,322,072.51	100.00%	8	3.9887	2.176277
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	4	63,607,778.41	8.21%	8	3.9113	NAP
							Defeased	4	63,607,778.41	8.21%	8	3.9113	NAP
Colorado	1	3,956,051.60	0.51%	10	4.2170	2.380200
							Industrial	4	107,030,805.60	13.82%	11	4.1654	3.222918
Florida	1	8,328,043.95	1.08%	11	4.6200	1.295400
							Lodging	2	16,046,390.62	2.07%	11	4.7643	1.206559
Illinois	1	69,676,897.81	9.00%	(4)	4.6100	1.437800
							Mixed Use	3	119,706,051.60	15.46%	11	4.0792	1.607269
Kentucky	1	22,030,805.60	2.85%	11	4.1940	2.153100
							Office	8	324,548,079.09	41.91%	7	3.7505	1.949946
Maryland	1	15,500,000.00	2.00%	11	3.8500	3.916200
							Retail	9	136,637,187.97	17.65%	7	4.2603	2.365434
Michigan	3	51,745,779.19	6.68%	3	4.2365	2.879811
							Self Storage	2	6,745,779.19	0.87%	11	4.4200	2.478300
Minnesota	1	3,357,716.01	0.43%	7	4.7500	1.929400
							Totals	32	774,322,072.51	100.00%	8	3.9887	2.176277
New Jersey	1	36,999,365.26	4.78%	10	4.4500	1.593900

New York	9	394,661,575.38	50.97%	10	3.7472	2.160525

North Dakota	1	3,983,730.68	0.51%	7	4.7500	1.929400

Oregon	1	38,992,083.10	5.04%	11	3.5220	2.405100

Pennsylvania	1	14,181,392.93	1.83%	11	4.1580	3.500200

South Carolina	1	7,718,346.67	1.00%	10	4.9200	1.110700

Texas	2	30,346,754.77	3.92%	10	4.4671	1.856031

Wisconsin	3	9,235,751.12	1.19%	7	4.7500	1.929400

Totals	32	774,322,072.51	100.00%	8	3.9887	2.176277

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	63,607,778.41	8.21%	8	3.9113	NAP	Defeased	4	63,607,778.41	8.21%	8	3.9113	NAP
	4.4999% or less	20	588,054,135.98	75.94%	10	3.8631	2.280120	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	4	98,364,613.64	12.70%	0	4.5881	1.553536	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	2	24,295,544.48	3.14%	8	4.8040	1.669311	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	30	774,322,072.51	100.00%	8	3.9887	2.176277	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	26	710,714,294.10	91.79%	8	3.9956	2.158679
								Totals	30	774,322,072.51	100.00%	8	3.9887	2.176277
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	63,607,778.41	8.21%	8	3.9113	NAP	Defeased	4	63,607,778.41	8.21%	8	3.9113	NAP
	60 months or less	26	710,714,294.10	91.79%	8	3.9956	2.158679	Interest Only	13	430,142,650.00	55.55%	9	3.7760	2.426058
61 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	61 months to 114 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	30	774,322,072.51	100.00%	8	3.9887	2.176277	115 months or greater	13	280,571,644.10	36.23%	7	4.3323	1.748761
								Totals	30	774,322,072.51	100.00%	8	3.9887	2.176277
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	63,607,778.41	8.21%	8	3.9113	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		6	165,725,632.63	21.40%	5	3.8454	3.197724	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	19	505,996,578.37	65.35%	9	4.0813	1.799378	Totals	0	0.00	0.00%	0	0.0000	0.000000
	12 months to 24 months	1	38,992,083.10	5.04%	11	3.5220	2.405100
	24 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	30	774,322,072.51	100.00%	8	3.9887	2.176277
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 15 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	304101679	MU	New York	NY	Actual/360	4.050%	337,500.00	0.00	0.00	N/A	11/06/26	--	100,000,000.00	100,000,000.00	12/06/25
2	304101690	IN	Various	Various	Actual/360	4.158%	147,262.50	0.00	0.00	N/A	11/01/26	--	42,500,000.00	42,500,000.00	12/01/25
2A	304101691				Actual/360	4.158%	147,262.50	0.00	0.00	N/A	11/01/26	--	42,500,000.00	42,500,000.00	12/01/25
4	656100530	OF	Chicago	IL	Actual/360	4.610%	178,450.28	0.00	0.00	N/A	08/06/25	08/06/27	46,451,265.21	46,451,265.21	12/06/25
4A	656100532				Actual/360	4.610%	89,225.14	0.00	0.00	N/A	08/06/25	08/06/27	23,225,632.63	23,225,632.63	12/06/25
5	656120552	OF	New York	NY	Actual/360	2.983%	31,076.39	0.00	0.00	N/A	08/06/26	--	12,500,000.00	12,500,000.00	12/06/25
5A	656120548				Actual/360	2.983%	136,736.11	0.00	0.00	N/A	08/06/26	--	55,000,000.00	55,000,000.00	12/06/25
7	306881008	OF	New York	NY	Actual/360	3.500%	160,416.67	0.00	0.00	N/A	10/06/26	--	55,000,000.00	55,000,000.00	12/06/25
8	307011008	RT	New York	NY	Actual/360	4.150%	135,858.62	84,103.13	0.00	N/A	11/06/26	--	39,284,421.44	39,200,318.31	12/06/25
9	305591110	RT	Birch Run	MI	Actual/360	4.209%	17,537.50	0.00	0.00	N/A	02/06/26	--	5,000,000.00	5,000,000.00	11/06/25
9A	656100525				Actual/360	4.209%	105,225.00	0.00	0.00	N/A	02/06/26	--	30,000,000.00	30,000,000.00	11/06/25
9B	656120558				Actual/360	4.209%	35,075.00	0.00	0.00	N/A	02/06/26	--	10,000,000.00	10,000,000.00	11/06/25
10	656120592	OF	Portland	OR	Actual/360	3.522%	114,665.56	76,250.47	0.00	N/A	11/06/26	--	39,068,333.57	38,992,083.10	03/06/24
11	307011011	OF	Newark	NJ	Actual/360	4.450%	137,471.39	71,571.90	0.00	N/A	10/06/26	--	37,070,937.16	36,999,365.26	12/06/25
12	307011012	OF	New York	NY	Actual/360	3.199%	106,633.33	0.00	0.00	N/A	10/06/26	--	40,000,000.00	40,000,000.00	12/06/25
13	306881103	MU	Seattle	WA	Actual/360	3.524%	102,783.33	0.00	0.00	N/A	06/06/26	--	35,000,000.00	35,000,000.00	12/06/25
14	656120583	IN	Louisville	KY	Actual/360	4.194%	77,151.49	44,013.50	0.00	N/A	11/06/26	--	22,074,819.10	22,030,805.60	12/06/25
15	307011015	RT	Fort Worth	TX	Actual/360	4.500%	76,530.15	48,367.78	0.00	N/A	09/06/26	--	20,408,039.63	20,359,671.85	12/06/25
16	307011016	RT	Various	Various	Actual/360	4.750%	65,770.70	38,558.77	0.00	N/A	07/06/26	--	16,615,756.58	16,577,197.81	12/06/25
17	656120596	IN	San Antonio	TX	Actual/360	4.148%	49,687.70	27,098.24	0.00	N/A	11/06/26	05/06/26	14,374,454.61	14,347,356.37	12/06/25
18	304101684	MU	New York	NY	Actual/360	4.230%	55,518.75	0.00	0.00	N/A	11/06/26	--	15,750,000.00	15,750,000.00	12/06/25
19	304101677	RT	Germantown	MD	Actual/360	3.850%	49,729.17	0.00	0.00	N/A	11/06/26	--	15,500,000.00	15,500,000.00	12/06/25
20	304101681	OF	Stafford	TX	Actual/360	4.400%	36,749.33	35,460.71	0.00	N/A	11/06/26	--	10,022,543.63	9,987,082.92	12/06/25
21	656120569	LO	Orlando	FL	Actual/360	4.620%	32,137.07	19,246.96	0.00	N/A	11/06/26	--	8,347,290.91	8,328,043.95	12/06/25
23	304101671	LO	Hilton Head Island	SC	Actual/360	4.920%	31,752.81	26,241.04	0.00	N/A	10/06/26	--	7,744,587.71	7,718,346.67	12/06/25
24	307011024	IN	Valencia	CA	Actual/360	4.690%	27,404.27	16,110.83	0.00	N/A	10/06/26	--	7,011,752.87	6,995,642.04	12/06/25
25	307011025	SS	Various	MI	Actual/360	4.420%	24,905.90	16,002.45	0.00	N/A	11/06/26	--	6,761,781.64	6,745,779.19	12/06/25
26	656120584	OF	San Francisco	CA	Actual/360	4.560%	27,652.33	12,147.69	0.00	N/A	11/06/26	--	7,276,927.69	7,264,780.00	12/06/25

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Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
27	304101683	OF	New York	NY	Actual/360	4.420%	23,546.26	0.00	0.00	N/A	11/06/26	--	6,392,650.00	6,392,650.00	05/06/25
29	656120566	MU	Parker	CO	Actual/360	4.217%	13,952.80	14,391.53	0.00	N/A	10/06/26	--	3,970,443.13	3,956,051.60	12/06/25
Totals							2,575,668.05	529,565.00	0.00				774,851,637.51	774,322,072.51
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	14,850,973.28	10,590,191.45	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2	25,036,579.40	12,546,016.84	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	32,585,572.03	19,737,614.18	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	116,049,300.00	79,737,150.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	5,729,527.04	3,112,360.03	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,132,246.75	2,883,045.33	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	17,516.67	17,516.67	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	105,100.00	105,100.00	0.00	0.00
9B	0.00	0.00	--	--	--	0.00	0.00	35,033.33	35,033.33	0.00	0.00
10	5,841,018.14	0.00	--	--	12/09/25	17,078,622.82	804,785.84	140,186.57	3,193,838.30	181,751.92	0.00
11	12,959,760.00	6,561,439.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,778,083.00	4,678,304.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	3,848,399.05	2,638,139.95	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,770,230.76	2,400,876.12	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	8,526,148.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	900,504.28	672,956.44	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,076,167.72	1,883,917.17	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,562,743.22	369,824.30	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	852,282.08	965,241.62	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	7,356,606.96	9,367,106.81	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,235,892.10	927,826.57	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	(42,779.38)	(15,263.12)	01/01/25	03/31/25	12/09/25	1,598,162.50	5,879.91	17,585.91	161,893.43	0.00	0.00
29	949,758.09	644,764.99	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	250,999,012.52	159,701,511.68				18,676,785.32	810,665.75	315,422.48	3,513,381.73	181,751.92	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/12/25	0	0.00	0	0.00	2	45,384,733.10	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.988691%	3.957251%	8
11/13/25	0	0.00	0	0.00	2	45,460,983.57	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.988895%	3.957437%	9
10/10/25	0	0.00	0	0.00	2	45,533,192.86	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.989087%	3.957611%	10
09/12/25	0	0.00	0	0.00	2	45,609,008.88	0	0.00	2	0.00	0	0.00	0	0.00	2	0.00	3.989288%	3.957795%	11
08/12/25	0	0.00	1	6,392,650.00	3	114,288,120.59	0	0.00	2	75,000,000.00	0	0.00	0	0.00	0	0.00	3.990889%	3.938563%	13
07/11/25	1	6,392,650.00	0	0.00	3	114,359,665.32	0	0.00	2	75,000,000.00	0	0.00	0	0.00	0	0.00	3.991061%	3.938731%	14
06/12/25	1	6,392,650.00	0	0.00	3	114,434,840.09	0	0.00	2	75,000,000.00	0	0.00	0	0.00	0	0.00	3.991241%	3.940783%	15
05/12/25	0	0.00	0	0.00	3	114,505,941.18	0	0.00	2	75,000,000.00	0	0.00	0	0.00	0	0.00	3.991411%	3.940947%	16
04/11/25	0	0.00	0	0.00	3	114,580,687.89	0	0.00	2	75,000,000.00	0	0.00	0	0.00	0	0.00	3.991589%	3.941121%	17
03/12/25	0	0.00	0	0.00	3	114,651,347.99	0	0.00	2	75,000,000.00	0	0.00	0	0.00	0	0.00	3.991757%	3.941284%	18
02/12/25	0	0.00	0	0.00	3	114,733,420.94	0	0.00	2	75,000,000.00	0	0.00	0	0.00	0	0.00	3.991954%	3.941476%	19
01/10/25	0	0.00	0	0.00	3	114,803,619.23	0	0.00	2	75,000,000.00	0	0.00	0	0.00	0	0.00	3.992120%	3.941637%	20
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
9	305591110	11/06/25	0	B	17,516.67	17,516.67	0.00		5,000,000.00
9A	656100525	11/06/25	0	B	105,100.00	105,100.00	0.00		30,000,000.00
9B	656120558	11/06/25	0	B	35,033.33	35,033.33	0.00		10,000,000.00
10	656120592	03/06/24	20	6	140,186.57	3,193,838.30	321,594.96		40,509,504.17	04/02/24	6
27	304101683	05/06/25	6	6	17,585.91	161,893.43	4,665.00		6,392,650.00	06/30/25	13
Totals					315,422.48	3,513,381.73	326,259.96		91,902,154.17
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		94,347,356	94,347,356	0		0
7 - 12 Months		610,297,818	564,913,085	45,384,733		0
13 - 24 Months		69,676,898	69,676,898	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-25	774,322,073	728,937,339	0	0	45,384,733	0
Nov-25	774,851,638	729,390,654	0	0	45,460,984	0
Oct-25	775,350,970	729,817,777	0	0	45,533,193	0
Sep-25	775,876,872	730,267,863	0	0	45,609,009	0
Aug-25	851,372,434	730,691,663	0	6,392,650	39,288,121	75,000,000
Jul-25	851,866,173	731,113,858	6,392,650	0	39,359,665	75,000,000
Jun-25	852,386,682	731,559,192	6,392,650	0	39,434,840	75,000,000
May-25	852,876,692	738,370,751	0	0	39,505,941	75,000,000
Apr-25	853,393,605	738,812,917	0	0	39,580,688	75,000,000
Mar-25	853,879,912	739,228,564	0	0	39,651,348	75,000,000
Feb-25	854,450,922	739,717,501	0	0	39,733,421	75,000,000
Jan-25	854,933,341	740,129,722	0	0	39,803,619	75,000,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
10	656120592	38,992,083.10	40,509,504.17	25,500,000.00	05/06/24	5,510,261.14	2.40510	12/31/23	11/06/26	251
27	304101683	6,392,650.00	6,392,650.00	11,700,000.00	10/01/16	(21,625.12)	(0.30610)	03/31/25	11/06/26	I/O
Totals		45,384,733.10	46,902,154.17	37,200,000.00		5,488,636.02

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
10	656120592	OF	OR	04/02/24	6

The asset transferred to Special Servicing effective 4/16/2024 due to Imminent Monetary Default. A Receiver was appointed to the property on 6/21/24 and have taken over operations from the Borrower. Borrower have yet to provide a possible modification p roposal as they are not willing to sign a pre-negotiation agreement. A default letter was sent to the Borrower on 5/8/2024 and a foreclosure complaint was filed with the court on 5/17/2024. Court has approved the receiver with the power to sell the prop erty. Property is currently being marketed for sale.

27	304101683	OF	NY	06/30/25	13

The asset transferred to Special Servicing effective 6/30/2025 due to imminent monetary default. The Borrower has appointed a consultant to begin discussions with the Special Servicer. The loan is secured by the 12th-floor office space located at 55 East 59th Street. As of 6/30/2025, the floor was 66.7% occupied.PNA was executed and proposal received. Special is looking through feasibility. Awaiting response back from Borrower on proposal.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	656100530	46,896,325.72	4.61000%	0.00	4.61000%	9	12/27/23	12/06/23	01/16/24
4A	656100532	0.00	4.61000%	0.00	4.61000%	9	12/27/23	12/06/23	01/16/24
15	307011015	22,670,369.70	4.50000%	22,670,369.70 4.50000%		10	05/06/20	05/01/20	07/06/21
Totals		69,566,695.42		22,670,369.70
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	656120571 09/12/25	50,000,000.00	48,000,000.00	29,323,288.41	29,323,288.41	29,323,288.41	0.00	50,000,000.00	327,610.85	327,610.85	49,672,389.15	99.34%
3A	656120576 09/12/25	25,000,000.00	48,000,000.00	0.00	0.00	0.00	0.00	25,000,000.00	163,805.43	163,805.43	24,836,194.57	99.34%
30	307011030 04/10/20	4,610,051.05	6,850,000.00	4,859,988.15	68,036.26	4,859,988.15	4,791,951.89	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		79,610,051.05	102,850,000.00	34,183,276.56	29,391,324.67	34,183,276.56	4,791,951.89	75,000,000.00	491,416.28	491,416.28	74,508,583.72

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	12/12/25	0.00	49,933.21	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		11/13/25	0.00	52,590.28	0.00	0.00	0.00	0.00	0.00	0.00
		10/10/25	0.00	7,549,556.15	0.00	0.00	0.00	0.00	0.00	0.00
		09/12/25	0.00	49,348.00	0.00	0.00	0.00	0.00	0.00	0.00
		05/12/20	0.00	0.08	0.00	0.00	0.00	0.00	0.00	0.00
		02/10/17	0.00	0.28	0.00	0.00	0.00	0.00	0.00	0.00
3	656120571	12/12/25	0.00	0.00	49,672,389.15	0.00	(327,610.85)	0.00	0.00	638,287.67	51,238,287.67
		09/12/25	0.00	0.00	50,000,000.00	0.00	0.00	50,000,000.00	0.00	600,000.00
3A	656120576	12/12/25	0.00	0.00	24,836,194.57	0.00	(163,805.43)	0.00	0.00	474,122.53	25,474,122.53
		09/12/25	0.00	0.00	25,000,000.00	0.00	0.00	25,000,000.00	0.00	0.00
30	307011030	04/10/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	49,933.21	0.00	0.00	(491,416.28)	0.00	0.00	1,112,410.20	1,112,410.20
Cumulative Totals			0.00	7,701,428.00	74,508,583.72	0.00	(491,416.28)	75,000,000.00	0.00	1,712,410.20	76,712,410.20

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	334,429.61	(327,610.85)	0.00
3A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	248,415.59	(163,805.43)	0.00
10	0.00	0.00	8,139.24	0.00	0.00	49,912.28	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	3,500.00	0.00	0.00	5,879.91	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	11,639.24	0.00	0.00	55,792.19	0.00	0.00	0.00	582,845.20	(491,416.28)	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		158,860.35

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Supplemental Notes
EU Securitization Retention Compliance

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention Compliance" tab for the CD 2016-CD2 transaction, certain

Information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant and theHedging Covenant under the EU Securitization Retention Requirements. Investors should refer to the Certificate

Administrator's website for all such information.

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